             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

                               [BB&T FUNDS LOGO]

          NOTICE OF CHANGES TO THE NAME AND NON-FUNDAMENTAL INVESTMENT
                POLICIES OF THE INTERMEDIATE CORPORATE BOND FUND
                                 MARCH 29, 2005

     Shareholders are hereby notified that, effective as of June 1, 2005, the name of the BB&T Intermediate Corporate Bond Fund will be changed to the BB&T Total Return Bond Fund, and its investment objective and investment policies amended to read as follows:

INVESTMENT OBJECTIVE

     The Fund seeks a high level of current income and a competitive total return.

PRINCIPAL INVESTMENT STRATEGIES

     Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), corporate bonds, asset-backed securities, commercial mortgage-backed securities and convertible securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as "high yield" or "junk" bonds, and/or foreign and emerging market bonds.

     The Fund selects its investments based upon an analysis of various factors, including the outlook for the economy, anticipated changes in interest rates and inflation, and the relative attractiveness of market sectors and individual securities.

BBT-LT-RI0305

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED MARCH 29, 2005
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

CHANGE IN FUND NAME

     At a meeting held on March 1, 2005, the Board of Trustees of BB&T Funds unanimously approved a change to the name of the Intermediate Corporate Bond Fund. Effective June 1, 2005, the Intermediate Corporate Bond Fund will be known as the TOTAL RETURN BOND FUND. Accordingly, all references to the Intermediate Corporate Bond Fund in the Prospectus should be replaced with TOTAL RETURN BOND FUND.

CHANGE IN NON-FUNDAMENTAL INVESTMENT POLICIES

     At a meeting held on March 1, 2005, the Board of Trustees of BB&T Funds unanimously approved changes to the non-fundamental investment policies for the Total Return Bond Fund (formerly the Intermediate Corporate Bond Fund). The following changes are effective as of June 1, 2005.

     The following replaces the description of the investment objective and principal investment strategies on page 51.

RISK/RETURN SUMMARY AND FUND EXPENSES                     TOTAL RETURN BOND FUND

                          RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE      The Fund seeks a high level of current income and a
                          competitive total return.

PRINCIPAL                 To pursue this goal, the Fund invests primarily in a
INVESTMENT STRATEGIES     diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or
                          instrumentalities, corporate bonds, asset-backed securities, commercial mortgage-backed securities and convertible
                          securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade
                          corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as "high yield" or "junk" bonds, and/or foreign and emerging market bonds.

                          The Fund selects its investments based upon an analysis of various factors, including the outlook for the economy,
                          anticipated changes in interest rates and inflation, and the relative attractiveness of market sectors and individual
                          securities.

                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                          Risks on page 110 or consult the SAI.

PRINCIPAL                 INTEREST RATE RISK: The possibility that the value of the
INVESTMENT RISKS          Fund's investments will decline due to an increase in
                          interest rates. Interest rate risk is generally high for
                          longer-term bonds and low for shorter-term bonds.

                          CREDIT RISK: The possibility that an issuer cannot make
                          timely interest and principal payments on its debt
                          securities such as bonds. The lower a security's rating, the greater its credit risk.

                          INCOME RISK: The possibility that the Fund's income will
                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                          longer-term bonds.

                          PREPAYMENT/CALL RISK: If a significant number of the
                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                          that, during periods of declining interest rates, a bond
                          issuer will "call" -- or repay -- higher-yielding bonds
                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                          reinvest it in bonds that pay lower interest rates. Rapid
                          changes in prepayment and call rates can cause bond prices and yields to be volatile.

                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                          than expected. This may happen when there is a rise in
                          interest rates. These events may lengthen the duration (i.e.
                          interest rate sensitivity) and potentially reduce the value of these securities.

                          HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below
                          investment grade by the primary rating agencies. These
                          securities are considered speculative and involve greater
                          risk of loss than investment grade debt securities.

                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                          not typically associated with investing in U.S. securities.
                          Foreign securities may be adversely affected by myriad
                          factors, including currency fluctuations and social,
                          economic or political instability. These risks are
                          particularly pronounced for emerging markets.

                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                          For more information about these risks, please see Additional Investment
                          Strategies and Risks on page 110 or consult the SAI.

     THE DESCRIPTION UNDER "ADDITIONAL INVESTMENT STRATEGIES AND RISKS" ON PAGE 111 IS REPLACED WITH THE FOLLOWING:

     TOTAL RETURN BOND FUND -- Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, commercial mortgage-backed securities and convertible securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund may invest up to 25% of its total assets in bonds that are below investment grade and/or foreign and emerging market bonds.

     The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

     THE FOLLOWING INSTRUMENT IS ADDED TO THE DISCUSSION UNDER "ADDITIONAL INVESTMENT STRATEGIES AND RISKS -- INSTRUMENT" ON PAGE 115:

INSTRUMENT                                                  FUND CODE       RISK TYPE
----------                                                  ---------   ------------------
EMERGING MARKETS: Bonds issued by foreign companies in         12             Market
countries that are defined as an emerging or developing                     Political
economy by any one of the International Bank for                            Liquidity
Reconstruction and Development (the World Bank), the                    Foreign Investment
International Finance Corporation or the United Nations or
its authorities.

     THE FOLLOWING RISK IS ADDED TO THE DISCUSSION UNDER "ADDITIONAL INVESTMENT STRATEGIES AND RISKS -- INVESTMENT RISKS" ON PAGE 118.

     EMERGING MARKETS RISK: The risks associated with foreign investments (see "Foreign Investment Risk") are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-RETAIL2 0305

                               [BB&T FUNDS LOGO]

                        SUPPLEMENT DATED MARCH 29, 2005
                                     TO THE
                        INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

CHANGE IN FUND NAME

     At a meeting held on March 1, 2005, the Board of Trustees of BB&T Funds unanimously approved a change to the name of the Intermediate Corporate Bond Fund. Effective June 1, 2005, the Intermediate Corporate Bond Fund will be known as the TOTAL RETURN BOND FUND. Accordingly, all references to the Intermediate Corporate Bond Fund in the Prospectus should be replaced with TOTAL RETURN BOND FUND.

CHANGE IN NON-FUNDAMENTAL INVESTMENT POLICIES

     At a meeting held on March 1, 2005, the Board of Trustees of BB&T Funds unanimously approved changes to the non-fundamental investment policies for the Total Return Bond Fund (formerly the Intermediate Corporate Bond Fund). The following changes are effective as of June 1, 2005.

     The following replaces the description of the investment objective and principal investment strategies on page 39.

RISK/RETURN SUMMARY AND FUND EXPENSES                     TOTAL RETURN BOND FUND

                          RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE      The Fund seeks a high level of current income and a
                          competitive total return.

PRINCIPAL                 To pursue this goal, the Fund invests primarily in a
INVESTMENT STRATEGIES     diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or
                          instrumentalities, corporate bonds, asset-backed securities, commercial mortgage-backed securities and convertible
                          securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade
                          corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as "high yield" or "junk" bonds, and/or foreign and emerging market bonds.

                          The Fund selects its investments based upon an analysis of various factors, including the outlook for the economy,
                          anticipated changes in interest rates and inflation, and the relative attractiveness of market sectors and individual
                          securities.

                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                          Risks on page 84 or consult the SAI.

PRINCIPAL                 INTEREST RATE RISK: The possibility that the value of the
INVESTMENT RISKS          Fund's investments will decline due to an increase in
                          interest rates. Interest rate risk is generally high for
                          longer-term bonds and low for shorter-term bonds.

                          CREDIT RISK: The possibility that an issuer cannot make
                          timely interest and principal payments on its debt
                          securities such as bonds. The lower a security's rating, the greater its credit risk.

                          INCOME RISK: The possibility that the Fund's income will
                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                          longer-term bonds.

                          PREPAYMENT/CALL RISK: If a significant number of the
                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                          that, during periods of declining interest rates, a bond
                          issuer will "call" -- or repay -- higher-yielding bonds
                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                          reinvest it in bonds that pay lower interest rates. Rapid
                          changes in prepayment and call rates can cause bond prices and yields to be volatile.

                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                          than expected. This may happen when there is a rise in
                          interest rates. These events may lengthen the duration (i.e.
                          interest rate sensitivity) and potentially reduce the value of these securities.

                          HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below
                          investment grade by the primary rating agencies. These
                          securities are considered speculative and involve greater
                          risk of loss than investment grade debt securities.

                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                          not typically associated with investing in U.S. securities.
                          Foreign securities may be adversely affected by myriad
                          factors, including currency fluctuations and social,
                          economic or political instability. These risks are
                          particularly pronounced for emerging markets.

                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                          For more information about these risks, please see Additional Investment
                          Strategies and Risks on page 84 or consult the SAI.

     THE DESCRIPTION UNDER "ADDITIONAL INVESTMENT STRATEGIES AND RISKS" ON PAGE 85 IS REPLACED WITH THE FOLLOWING:

     TOTAL RETURN BOND FUND -- Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, commercial mortgage-backed securities and convertible securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund may invest up to 25% of its total assets in bonds that are below investment grade and/or foreign and emerging market bonds.

     The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

     THE FOLLOWING INSTRUMENT IS ADDED TO THE DISCUSSION UNDER "ADDITIONAL INVESTMENT STRATEGIES AND RISKS -- INSTRUMENT" ON PAGE 89:

INSTRUMENT                                                  FUND CODE       RISK TYPE
----------                                                  ---------   ------------------
EMERGING MARKETS: Bonds issued by foreign companies in         12             Market
countries that are defined as an emerging or developing                     Political
economy by any one of the International Bank for                            Liquidity
Reconstruction and Development (the World Bank), the                    Foreign Investment
International Finance Corporation or the United Nations or
its authorities.

     THE FOLLOWING RISK IS ADDED TO THE DISCUSSION UNDER "ADDITIONAL INVESTMENT STRATEGIES AND RISKS -- INVESTMENT RISKS" ON PAGE 92.

     EMERGING MARKETS RISK: The risks associated with foreign investments (see "Foreign Investment Risk") are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-INST2 0305

                                        3